LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.30%
INVESTMENT COMPANIES–97.30%
Equity Funds–28.17%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	313,347	$3,236,878
LVIP Delaware Mid Cap Value Fund	413,781	14,948,266
LVIP Delaware Value Fund	1,628,482	38,279,094
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,044,753	23,095,488
LVIP SSGA Mid-Cap Index Fund	1,374,869	15,339,415
LVIP SSGA Nasdaq-100 Index Fund	183,759	1,920,092
LVIP SSGA S&P 500 Index Fund	2,355,934	56,603,661
LVIP SSGA Small-Cap Index Fund	687,900	19,018,362
LVIP T. Rowe Price Growth Stock Fund	756,544	34,403,837
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	579,740	14,905,124
		221,750,217
Fixed Income Funds–59.09%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,729,918	15,638,460
LVIP Delaware Bond Fund	18,362,891	207,206,861
LVIP JPMorgan Core Bond Fund	18,273,203	171,914,293
LVIP JPMorgan High Yield Fund	2,285,407	21,919,340
LVIP PIMCO Low Duration Bond Fund	699,300	6,547,545
LVIP SSGA Bond Index Fund	3,793,873	36,550,173
LVIP SSGA Short-Term Bond Index Fund	540,944	5,353,178
		465,129,850
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.77%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	907,492	$6,042,991
		6,042,991
International Equity Funds–9.27%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,124,497	8,380,880
LVIP Loomis Sayles Global Growth Fund	562,045	7,381,894
LVIP MFS International Growth Fund	904,206	15,863,398
LVIP Mondrian International Value Fund	1,271,912	19,946,116
LVIP SSGA International Index Fund	2,193,542	21,408,973
		72,981,261
Total Affiliated Investments (Cost $721,183,266)		765,904,319

UNAFFILIATED INVESTMENT–2.59%
INVESTMENT COMPANY–2.59%
Money Market Fund–2.59%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	20,369,439	20,369,439
Total Unaffiliated Investment (Cost $20,369,439)		20,369,439

TOTAL INVESTMENTS–99.89% (Cost $741,552,705)	786,273,758
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	868,663
NET ASSETS APPLICABLE TO 71,480,622 SHARES OUTSTANDING–100.00%	$787,142,421

✧✧Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	Australian Dollar	$258,200	$258,119	12/18/23	$81	$—
9	British Pound	686,813	701,051	12/18/23	—	(14,238)
13	Euro	1,724,531	1,751,679	12/18/23	—	(27,148)
9	Japanese Yen	762,468	779,149	12/18/23	—	(16,680)
1	Swedish Krona	184,060	180,781	12/18/23	3,279	—
					3,360	(58,066)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	191,100	197,798	12/15/23	—	(6,698)
19	E-mini Russell 2000 Index	1,708,670	1,778,554	12/15/23	—	(69,884)
53	E-mini S&P 500 Index	11,462,575	11,954,457	12/15/23	—	(491,882)
14	E-mini S&P MidCap 400 Index	3,528,560	3,642,131	12/15/23	—	(113,571)
41	Euro STOXX 50 Index	1,822,318	1,849,870	12/15/23	—	(27,552)
8	FTSE 100 Index	748,751	741,240	12/15/23	7,511	—
6	OMXS 30 Index	118,621	120,003	10/20/23	—	(1,382)
3	SPI 200 Index	341,696	349,943	12/21/23	—	(8,248)
6	TOPIX Index	932,883	938,710	12/7/23	—	(5,827)
					7,511	(725,044)
Total Futures Contracts					$10,871	$(783,110)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$765,904,319	$—	$—	$765,904,319
Unaffiliated Investment Company	20,369,439	—	—	20,369,439
Total Investments	$786,273,758	$—	$—	$786,273,758
Derivatives:
Assets:
Futures Contracts	$10,871	$—	$—	$10,871
Liabilities:
Futures Contracts	$(783,110)	$—	$—	$(783,110)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.30%@
Equity Funds-28.17%@
×,✧✧LVIP MFS Value Fund	$13,570,321	$268,731	$13,728,761	$2,843,018	$(2,953,309)	$—	—	$—	$—
✧✧LVIP Channing Small Cap Value Fund	3,282,855	370,266	716,999	28,233	272,523	3,236,878	313,347	—	—
✧✧LVIP Delaware Mid Cap Value Fund	15,880,450	3,269,913	2,850,188	102,168	(1,454,077)	14,948,266	413,781	—	—
✧✧‡LVIP Delaware Value Fund	—	45,349,214	4,189,693	14,951	(2,895,378)	38,279,094	1,628,482	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	28,066,939	2,933,020	6,873,737	309,649	(1,340,383)	23,095,488	2,044,753	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	16,110,071	2,580,177	3,167,632	226,757	(409,958)	15,339,415	1,374,869	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,895,945	32,777	632,653	(11,735)	635,758	1,920,092	183,759	—	—
✧✧LVIP SSGA S&P 500 Index Fund	88,882,458	2,499,293	42,957,884	22,192,330	(14,012,536)	56,603,661	2,355,934	—	—
✧✧LVIP SSGA Small-Cap Index Fund	19,714,060	2,676,008	3,734,912	164,850	198,356	19,018,362	687,900	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	34,247,233	587,636	10,266,217	314,962	9,520,223	34,403,837	756,544	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	15,326,067	742,212	2,440,270	(358,190)	1,635,305	14,905,124	579,740	—	—
Fixed Income Funds-59.09%@
×,✧✧LVIP Western Asset Core Bond Fund	181,814,456	11,890,904	191,207,615	(30,039,061)	27,541,316	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	38,938,980	281,078	24,182,601	(1,980,845)	2,581,848	15,638,460	1,729,918	—	—
✧✧LVIP Delaware Bond Fund	186,584,928	46,950,952	23,679,040	(4,370,340)	1,720,361	207,206,861	18,362,891	—	—
✧✧‡LVIP JPMorgan Core Bond Fund	—	171,770,647	130,654	202	274,098	171,914,293	18,273,203	—	—
✧✧LVIP JPMorgan High Yield Fund	22,981,198	643,198	2,817,795	(295,301)	1,408,040	21,919,340	2,285,407	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	21,756,974	137,721	15,682,757	(284,878)	620,485	6,547,545	699,300	—	—
✧✧LVIP SSGA Bond Index Fund	33,069,715	10,633,493	6,695,854	(829,635)	372,454	36,550,173	3,793,873	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	5,619,748	278,685	665,872	(11,634)	132,251	5,353,178	540,944	—	—
Global Equity Fund-0.77%@
✧✧LVIP BlackRock Real Estate Fund	6,489,983	677,660	992,632	(295,688)	163,668	6,042,991	907,492	—	—
Global Fixed Income Fund-0.00%@
×,✧✧LVIP Mondrian Global Income Fund	5,849,640	68,810	5,866,068	(388,777)	336,395	—	—	—	—
International Equity Funds-9.27%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,494,648	994,589	1,587,450	22,877	456,216	8,380,880	1,124,497	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	7,958,819	325,046	2,154,338	261,325	991,042	7,381,894	562,045	—	—
✧✧LVIP MFS International Growth Fund	24,821,927	1,973,943	11,664,566	1,196,388	(464,294)	15,863,398	904,206	—	—
✧✧LVIP Mondrian International Value Fund	20,415,672	1,435,994	3,893,706	(293,103)	2,281,259	19,946,116	1,271,912	—	—
✧✧LVIP SSGA International Index Fund	13,659,615	9,189,962	2,153,813	6,999	706,210	21,408,973	2,193,542	—	—
Total	$815,432,702	$318,561,929	$384,933,707	$(11,474,478)	$28,317,873	$765,904,319		$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2022.
LVIP Global Conservative Allocation Managed Risk Fund–4